DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2017
Deposits [Abstract]
Schedule of Retail Deposit Accounts

	2017		2016
	Amount	Percent of Portfolio	Amount	Percent of Portfolio

	(Dollars in Thousands)
Non-interest earning checking	$19,396	13.4%	$17,284	12.2%
Interest-earning checking	23,787	16.4	22,201	15.7
Savings accounts	45,524	31.3	47,232	33.5
Money market accounts	22,484	15.5	23,050	16.3
Savings certificates	32,313	22.2	30,250	21.4
Advance payments by borrowers for taxes and insurance	1,785	1.2	1,261	0.9

Total	$145,289	100.0%	$141,278	100.0%

Schedule of Maturities of Retail and Wholesale Savings Certificates

(Dollars in Thousands)
Within one year	$25,949
Beyond one year but within two years	2,811
Beyond two years but within three years	1,945
Beyond three years but within four years	628
Beyond four years but within five years	674
Beyond five years	306

Total	$32,313

Schedule of Interest Expense by Deposit Category

	2017	2016	2015
	(Dollars in Thousands)
Interest-earning checking	$4	$4	$4
Savings accounts	20	22	21
Money market accounts	21	22	22
Savings certificates	200	162	170

Total	$245	$210	$217